Parent Company Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ferrovial SE Statements Comprehensive Income [Line Items]
Other comprehensive income, before tax, cash flow hedges of fully-consolidated companies	€ (138)	€ 104	€ 20
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of fully-consolidated companies	42	3	(26)
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of equity-accounted companies	(2)	(5)	5
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Comprehensive Income [Line Items]
Net Profit Loss on comprehensive income for parent company	894	3,270	308
Total income and expense recognized in equity comprehensive income for parent company	(1)	(1)	(1)
Other comprehensive income, before tax, cash flow hedges of fully-consolidated companies	(1)	(1)	(1)
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of fully-consolidated companies	0	0	0
Other comprehensive income on impact on financial assets at fair value	0	0	0
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of equity-accounted companies	0	0	0
Total Transfers to comprehensive income statements for parent company	0	0	(9)
Agreggated income impact on hedge reserves for parent company	0	0	(12)
Aggregated income tax effect for parent company	0	0	3
Total statement for comprehensive income for parent company	€ 893	€ 3,269	€ 298